Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ (135,214)	$ (636,518)	$ 612,748
Adjustments to reconcile net loss to net cash used in operating activities
Revaluation of warrant liability	(186,739)	(27,854)	(1,393,742)
Realized loss on investments	31,825	12,452	0
Unrealized (gain) loss on investments	(997,633)	36,384	0
Interest expense	4,692	0	0
Share based compensation	89,277	24,555	26,974
Change in operating assets and liabilities:
Prepaid expense	(447,621)	(87,294)	(13,447)
Accounts payable and accrued liabilities	(59,391)	24,672	756
Accounts payable - related party	(6,000)	(12,447)	70,494
Net cash used in operating activities	(1,706,804)	(666,050)	(696,217)
Cash flows from investing activities
Purchase of mineral properties	(18,100)	(45,000)	0
Purchase of investments	501,455	71,241	0
Proceeds from sale of investments	(36,369)	0	0
Proceeds from sale of rights to mineral property	128,115	0	0
Net cash used in investing activities	575,101	26,241	0
Cash flows from financing activities
Loan from related parties	(108,111)	20,322	25,000
Deposits for future private placement	0	(46,000)	46,000
Payments on notes payable	0	0	(106,210)
Proceeds from private placement of stock, net	3,066,426	904,761	719,160
Net cash provided by financing activities	2,958,315	879,083	683,950
Net increase (decrease) in cash	1,826,612	239,274	(12,267)
Cash, beginning of period	242,082	2,808	15,075
Cash and cash equivalents, end of year	2,068,694	242,082	2,808
Cash	244,694	242,082	2,808
Cash equivalents	1,824,000	0	0
Noncash investing and financing activities
Stock issued to pay off debt	35,601	36,251	25,000
Common stock issued for mineral property	18,135	0	0
Broker warrants issued	98,553	0	7,954
Warrant and option liability recognition	925,115	492,405	525,884
Common stock received from sale of rights to mineral property	2,059,520	0	0
Shares issued for services	79,860	0	0
Common stock issued for investment in securities	$ 0	$ 0	$ 496,400